DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 20, 2022	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total undiscounted payments	$ 2,514,805
Deposit liability			$ 175,000
Mortgage maturity term			20 years		20 years
Interest rate			4.50%		4.50%
Interest rate terms			interest rates ranging from 5.59% to 19.9% with payments made monthly		interest rates ranging from 5.59% to 19.9% with payments made monthly
Impairment loss			$ 363,510
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining inventory on hand	$ 363,391		0	$ 363,391	$ 1,296,009
Impairment of inventory			5,851	1,093,308	1,384,922
Impairment of right-of-use assets			183,745	0
Recoverable amount			0
Provision for expected credit losses			218,425	111,616	0
Impairment loss			245,682	1,093,308	0
Other income					231,212
Interest expense					183,404
Acquisition re-organization costs					1,204,740
Impairment on capital assets					116,881
Cost of sales		$ 357,540	357,540	1,602,257	2,393,417
Revenue		$ 357,540	$ 357,540	$ 1,128,403	$ 2,661,223